SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Oct. 31, 2015
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2013	625,554	$18.00
Exercised	(17,400)	$3.63
Forfeited	(114,163)	$19.75
Options Outstanding at October 31, 2014	493,991	$18.00
Exercised	(4,000)	$2.58
Forfeited	(123,771)	$14.71
Options Outstanding and Exercisable at October 31, 2015	366,200	$17.86	$61,665

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2013	119,360	$6.13
Granted	612,400	$5.75
Exercised	(3,200)	$4.00
Options Outstanding at October 31, 2014	728,560	$5.75
Granted	60,400	$2.91
Exercised	(13,334)	$2.58
Forfeited	(249,355)	$6.24
Options Outstanding at October 31, 2015	526,271	$3.33	$ 471,292
Options Exercisable at October 31, 2015	406,149	$3.40	$ 342,572

2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$ 1.79 - $ 9.25	73,880	1.75	$ 2.91
$14.75 - $17.25	59,600	1.33	$16.75
$18.75 - $23.00	192,720	1.14	$21.57
$29.25	40,000	1.80	$29.25

2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$2.58 - $9.25	526,271	6.98	$3.33	406,149	6.57	$3.40

Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$ 2.58 - $ 5.56	1,780,000	6.76	$ 2.71